DIREXION HILTON TACTICAL INCOME FUND

CLASS A (HCYAX)

INSTITUTIONAL CLASS (HCYIX)

CLASS C (HCYCX)

A SERIES OF THE DIREXION FUNDS

Supplement dated September 11, 2017

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated December 29, 2016

Effective September 1, 2017, the Board of Trustees of the Direxion Funds approved a change in expense structure for the Direxion Hilton Tactical Income Fund (“the Fund”). The Fund’s current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Fund’s adviser (“Rafferty” or “Adviser”) has contractually agreed to cap all or a portion of the expenses for the Fund.

Pursuant to this change, footnote two under the “Annual Fund Operating Expense” table is replaced in its entirety as follows:

(2)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses, as long as Rafferty is the Adviser for the Fund, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.30% for Class A Shares, 1.05% for Institutional Class Shares and 2.05% for Class C Shares of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Furthermore, the paragraph discussing the Operating Services Agreement under the section “Management of the Fund” in the Fund’s Statutory Prospectus is replaced with the following:

Rafferty has entered into an Operating Expense Limitation Agreement with the Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses for as long as Rafferty is the Adviser for the Fund, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.30% for Class A Shares, 1.05% for Institutional Class Shares and 2.05% for Class C Shares of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Additionally, in the Fund’s SAI, the paragraph discussing the Operating Services Agreement under the section “Management of the Trust - Investment Adviser” is replaced with the following:

The Fund is responsible for its own operating expenses. Rafferty has entered into an Operating Expense Limitation Agreement with the Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) for as long as Rafferty is the Adviser for the Fund, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.30% for Class A Shares, 1.05% for Institutional Class Shares and 2.05% for Class C Shares of the Fund’s average daily net assets. Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

Finally, in the Fund’s SAI, the paragraph discussing the Operating Services Agreement under the section “Management of the Trust - Fund Administrator, Fund Accountant, Transfer Agent and Custodian” is deleted in its entirety.

For more information, please contact the Fund at (800) 851-0511.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

DIREXION MONTHLY S&P 500® BULL 2X FUND (DXSLX)

DIREXION MONTHLY S&P 500® BEAR 2X FUND (DXSSX)

DIREXION MONTHLY NASDAQ-100® BULL 2X FUND (DXQLX)

DIREXION MONTHLY SMALL CAP BULL 2X FUND (DXRLX)

DIREXION MONTHLY SMALL CAP BEAR 2X FUND (DXRSX)

DIREXION MONTHLY EMERGING MARKETS BULL 2X FUND (DXELX)

DIREXION MONTHLY MSCI EUROPE BULL 2X FUND

DIREXION MONTHLY MSCI EAFE BULL 2X FUND

DIREXION MONTHLY NASDAQ BIOTECHNOLOGY BULL 2X FUND

DIREXION MONTHLY 7-10 YEAR TREASURY BULL 2X FUND (DXKLX)

DIREXION MONTHLY 7-10 YEAR TREASURY BEAR 2X FUND (DXKSX)

DIREXION MONTHLY 25+ YEAR TREASURY BULL 1.35X FUND (DXLTX)

DIREXION MONTHLY 25+ YEAR TREASURY BEAR 1.35X FUND (DXSTX)

DIREXION MONTHLY NASDAQ-100® BULL 1.25X FUND (DXNLX)

DIREXION MONTHLY NASDAQ-100® BEAR 1.25X FUND (DXNSX)

DIREXION MONTHLY NASDAQ BIOTECHNOLOGY BEAR 1.25X FUND

DIREXION MONTHLY MSCI EUROPE BEAR 1.25X FUND

DIREXION MONTHLY MSCI EAFE BEAR 1.25X FUND

DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND (DXHYX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated September 11, 2017

to the Summary Prospectuses each dated December 29, 2016

Effective September 1, 2017, the Board of Trustees of the Direxion Funds (the “Trust”) approved a change in the expense structure for each series of the Trust listed above (each a “Fund” and collectively the “Funds”). The Funds’ current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Funds’ adviser (“Rafferty” or “Adviser”), has contractually agreed to cap all or a portion of the expenses for each Fund.

Pursuant to this change, footnote one under the “Annual Fund Operating Expenses” table in each Fund’s Summary Prospectus is replaced in its entirety as presented below.

Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Monthly NASDAQ Biotechnology Bull 2X Fund, Direxion Monthly MSCI Europe Bull 2X Fund, Direxion Monthly MSCI EAFE Bull 2X Fund and the Direxion Monthly High Yield Bull 1.2X Fund

(1)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.35% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

(1)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.10% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Direxion Monthly MSCI Europe Bear 1.25X Fund, Direxion Monthly NASDAQ Biotechnology Bear 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund and the Direxion Monthly MSCI EAFE Bear 1.25X Fund

(1)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.15% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

For more information, please contact the Funds at (800) 851-0511.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.

DIREXION MONTHLY S&P 500® BULL 2X FUND (DXSLX)

DIREXION MONTHLY S&P 500® BEAR 2X FUND (DXSSX)

DIREXION MONTHLY NASDAQ-100® BULL 2X FUND (DXQLX)

DIREXION MONTHLY SMALL CAP BULL 2X FUND (DXRLX)

DIREXION MONTHLY SMALL CAP BEAR 2X FUND (DXRSX)

DIREXION MONTHLY EMERGING MARKETS BULL 2X FUND (DXELX)

DIREXION MONTHLY MSCI EUROPE BULL 2X FUND

DIREXION MONTHLY MSCI EAFE BULL 2X FUND

DIREXION MONTHLY NASDAQ BIOTECHNOLOGY BULL 2X FUND

DIREXION MONTHLY 7-10 YEAR TREASURY BULL 2X FUND (DXKLX)

DIREXION MONTHLY 7-10 YEAR TREASURY BEAR 2X FUND (DXKSX)

DIREXION MONTHLY 25+ YEAR TREASURY BULL 1.35X FUND (DXLTX)

DIREXION MONTHLY 25+ YEAR TREASURY BEAR 1.35X FUND (DXSTX)

DIREXION MONTHLY NASDAQ-100® BULL 1.25X FUND (DXNLX)

DIREXION MONTHLY NASDAQ-100® BEAR 1.25X FUND (DXNSX)

DIREXION MONTHLY NASDAQ BIOTECHNOLOGY BEAR 1.25X FUND

DIREXION MONTHLY MSCI EUROPE BEAR 1.25X FUND

DIREXION MONTHLY MSCI EAFE BEAR 1.25X FUND

DIREXION MONTHLY HIGH YIELD BULL 1.2X FUND (DXHYX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated September 11, 2017

to the Prospectuses and Statements of Additional Information (“SAI”)

each dated December 29, 2016

Effective September 1, 2017, the Board of Trustees (the “Board”) of the Direxion Funds (the “Trust”) approved a change in the expense structure for each series of the Trust listed above (each a “Fund” and collectively the “Funds”). The Funds’ current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Funds’ adviser (“Rafferty” or “Adviser”) has contractually agreed to cap all or a portion of the expenses for each Fund.

Pursuant to this change, the paragraph discussing the Operating Services Agreement under the section “Management of the Fund” or “Management of the Funds,” as applicable, in the Statutory Prospectus for each Fund is replaced as presented below.

Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Monthly NASDAQ Biotechnology Bull 2X Fund, Direxion Monthly MSCI Europe Bull 2X Fund, Direxion Monthly MSCI EAFE Bull 2X Fund and the Direxion Monthly High Yield Bull 1.2X Fund

Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 1.35% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 1.10% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Direxion Monthly MSCI Europe Bear 1.25X Fund, Direxion Monthly NASDAQ Biotechnology Bear 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund and the Direxion Monthly MSCI EAFE Bear 1.25X Fund

Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 1.15% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Also, in each Fund’s SAI, the paragraph discussing the Operating Services Agreement under the section “Management of the Trust – Investment Adviser” is replaced as presented below.

Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Monthly NASDAQ Biotechnology Bull 2X Fund, Direxion Monthly MSCI Europe Bull 2X Fund, Direxion Monthly MSCI EAFE Bull 2X Fund and the Direxion Monthly High Yield Bull 1.2X Fund

Each Fund is responsible for its own operating expenses. Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2019 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed 1.35% of each Fund’s average daily net assets. Any expense cap is subject to reimbursement by a Fund only within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and the Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Each Fund is responsible for its own operating expenses. Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2019 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed 1.10% of each Fund’s average daily net assets. Any expense cap is subject to reimbursement by a Fund only within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

Direxion Monthly MSCI Europe Bear 1.25X Fund, Direxion Monthly NASDAQ Biotechnology Bear 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund and the Direxion Monthly MSCI EAFE Bear 1.25X Fund

Each Fund is responsible for its own operating expenses. Rafferty has entered into an Operating Expense Limitation Agreement with each Fund. Under this Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse each Fund for Other Expenses (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses) through September 1, 2019 to the extent that each Fund’s Total Annual Fund Operating Expenses exceed 1.15% of each Fund’s average daily net assets. Any expense cap is subject to reimbursement by a Fund only within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated at any time at the discretion of the Board upon notice to the Adviser and without the approval of Fund shareholders. The agreement may be terminated by the Adviser only with the consent of the Board.

Finally, in each Fund’s SAI, the paragraph discussing the Operating Services Agreement under the section “Management of the Trust - Fund Administrator, Fund Accountant, Transfer Agent and Custodian” is deleted in its entirety.

For more information, please contact the Funds at (800) 851-0511.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.